Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of products and services
The Group’s revenue by type during 2023, 2022 and 2021 are as follows:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Service fees	104	670	452
Licensing fees- opt-in payments and milestones recognised at a point in time	—	—	18,583
Licensing fees - recognised over time	19,975	26,553	8,324
	20,079	27,223	27,359

Disclosure of geographical areas	The Group’s non-current assets are held in the following geographies as at December 31, 2023:

	UK	Austria	Rest of the World	Total
	£’000	£’000	£’000	£’000
Goodwill	173	6,013	—	6,186
Other intangible assets, net	2,815	25,644	—	28,459
Property, plant and equipment, net	42,059	6,467	428	48,954
Right-of-use assets, net	9,177	6,634	2,702	18,513
The Group’s non-current assets are held in the following geographies as at December 31, 2022:

	UK	Austria	Rest of the World	Total
	£’000	£’000	£’000	£’000
Goodwill	173	6,148	—	6,321
Other intangible assets, net	2,688	30,914	—	33,602
Property, plant and equipment, net	30,893	6,647	108	37,648
Right-of-use assets, net	10,403	4,391	—	14,794
By Geographical Market:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
United Kingdom	—	—	—
France	5,075	4,379	—
Rest of Europe	619	1,846	1,599
United States of America	14,385	20,998	22,197
Rest of the World	—	—	3,563
	20,079	27,223	27,359

Schedule of timing of revenue recognition
Timing of Revenue Recognition:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Revenue related to obligations discharged over time	19,975	26,553	12,804
Revenue related to obligations discharged at a point in time	104	670	14,555
	20,079	27,223	27,359

Disclosure of remaining performance obligations
The transaction price (after excluding variable consideration that is constrained) allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, are as follows:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Within one year	25,036	29,433	21,203
More than one year	65,466	58,451	7,743
	90,502	87,884	28,946